Horizon Defensive Core Fund
Schedule of Investments
February 28, 2026 (Unaudited)

COMMON STOCKS - 89.4%	Shares	Value
Aerospace & Defense - 0.5%
Axon Enterprise, Inc. (a)	922	$500,093
Howmet Aerospace, Inc.	2,664	699,380
L3Harris Technologies, Inc.	1,772	645,965
TransDigm Group, Inc.	366	476,821
		2,322,259

Air Freight & Logistics - 0.4%
Expeditors International of Washington, Inc.	3,325	482,225
FedEx Corp.	1,790	692,730
United Parcel Service, Inc. - Class B	5,465	633,721
		1,808,676

Automobile Components - 0.1%
Aptiv PLC (a)	6,414	471,686

Automobiles - 1.5%
Ford Motor Co.	37,097	522,697
General Motors Co.	6,713	528,380
Tesla, Inc. (a)	15,450	6,218,779
		7,269,856

Banks - 3.6%
Bank of America Corp.	65,031	3,240,495
Fifth Third Bancorp	11,304	559,209
JPMorgan Chase & Co.	25,602	7,688,281
KeyCorp	26,595	551,580
M&T Bank Corp.	2,553	553,950
PNC Financial Services Group, Inc.	2,530	537,245
Regions Financial Corp.	19,207	534,531
Truist Financial Corp.	10,543	519,875
US Bancorp	9,975	545,234
Wells Fargo & Co.	27,090	2,206,480
		16,936,880

Beverages - 1.4%
Coca-Cola Co.	38,362	3,128,805
Constellation Brands, Inc. - Class A	3,720	587,239
Keurig Dr Pepper, Inc.	18,159	549,855
Monster Beverage Corp. (a)	6,578	561,103
PepsiCo, Inc.	11,832	2,008,364
		6,835,366

Biotechnology - 1.6%
AbbVie, Inc.	16,188	3,756,911
Biogen, Inc. (a)	2,690	515,996
Gilead Sciences, Inc.	10,116	1,506,778
Incyte Corp. (a)	4,636	469,488
Regeneron Pharmaceuticals, Inc.	666	520,592
Vertex Pharmaceuticals, Inc. (a)	1,904	945,964
		7,715,729

Broadline Retail - 3.0%
Amazon.com, Inc. (a)	68,414	14,366,940

Building Products - 0.3%
Lennox International, Inc.	1,012	576,779
Trane Technologies PLC	1,521	703,189
		1,279,968

Capital Goods - 0.1%
General Dynamics Corp.	1,934	690,535

Capital Markets - 2.0%
Blackrock, Inc.	1,245	1,323,721
Blackstone, Inc.	5,326	603,809
CBOE Global Markets, Inc.	1,909	572,165
Charles Schwab Corp.	14,783	1,407,342
CME Group, Inc.	2,663	850,828
Interactive Brokers Group, Inc. - Class A	7,801	555,353
Intercontinental Exchange, Inc.	3,921	643,554
Moody's Corp.	1,219	582,182
MSCI, Inc.	872	498,636
Nasdaq, Inc.	5,480	479,938
Robinhood Markets, Inc. - Class A (a)	6,068	460,258
S&P Global, Inc.	2,478	1,094,979
T. Rowe Price Group, Inc.	4,865	460,375
		9,533,140

Chemicals - 1.2%
Air Products & Chemicals, Inc.	1,892	521,568
Corteva, Inc.	7,388	591,926
DuPont de Nemours, Inc.	12,622	631,605
Ecolab, Inc.	1,782	549,480
Linde PLC	4,021	2,042,990
PPG Industries, Inc.	4,895	603,407
Sherwin-Williams Co.	1,638	593,922
		5,534,898

Commercial Services & Supplies - 0.7%
Cintas Corp.	2,663	535,609
Copart, Inc. (a)	12,509	476,468
Republic Services, Inc.	2,249	515,021
Rollins, Inc.	7,994	486,755
Veralto Corp.	4,702	458,116
Waste Management, Inc.	2,868	690,729
		3,162,698

Communications Equipment - 1.0%
Arista Networks, Inc. (a)	9,958	1,329,393
Cisco Systems, Inc.	35,215	2,798,184
Motorola Solutions, Inc.	1,321	637,065
		4,764,642

Construction & Engineering - 0.3%
EMCOR Group, Inc.	813	589,116
Quanta Services, Inc.	1,103	621,077
		1,210,193

Construction Materials - 0.2%
Martin Marietta Materials, Inc.	792	535,843
Vulcan Materials Co.	1,680	520,800
		1,056,643

Consumer Finance - 0.5%
American Express Co.	5,785	1,786,987
Synchrony Financial	6,385	441,267
		2,228,254

Consumer Staples Distribution & Retail - 3.3%
Costco Wholesale Corp.	4,106	4,150,304
Dollar Tree, Inc. (a)	4,661	589,523
Sysco Corp.	6,464	589,258
Target Corp.	5,677	645,986
Walmart, Inc.	76,582	9,798,667
		15,773,738

Containers & Packaging - 0.3%
Packaging Corp. of America	2,439	566,189
Smurfit WestRock PLC	14,069	661,384
		1,227,573

Distributors - 0.1%
Genuine Parts Co.	3,791	452,115

Diversified Telecommunication Services - 0.4%
AT&T, Inc.	59,827	1,675,754

Electric Utilities - 0.8%
Constellation Energy Corp.	2,361	778,847
Edison International	8,318	621,687
Evergy, Inc.	6,403	535,675
Eversource Energy	7,416	565,174
NRG Energy, Inc.	3,002	537,238
PPL Corp.	13,483	525,567
		3,564,188

Electrical Equipment - 0.6%
AMETEK, Inc.	2,485	594,461
Eaton Corp. PLC	3,024	1,136,782
Hubbell, Inc.	1,141	583,770
Rockwell Automation, Inc.	1,255	511,350
		2,826,363

Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp. - Class A	9,692	1,415,614
Keysight Technologies, Inc. (a)	2,534	778,774
TE Connectivity PLC	2,208	508,171
Teledyne Technologies, Inc. (a)	984	670,202
Trimble, Inc. (a)	6,043	404,096
		3,776,857

Energy - 0.1%
Williams Cos., Inc.	8,254	616,739

Energy Equipment & Services - 0.4%
Baker Hughes & GE Co. - Class A	9,917	647,183
Halliburton Co.	19,123	688,428
SLB Ltd.	13,688	702,742
		2,038,353

Entertainment - 1.3%
Live Nation Entertainment, Inc. (a)	3,809	617,591
Netflix, Inc. (a)	39,934	3,843,248
Walt Disney Co.	15,171	1,608,733
		6,069,572

Financial Services - 2.4%
Corpay, Inc. (a)	1,683	547,143
Global Payments, Inc.	6,619	506,089
MasterCard, Inc. - Class A	8,076	4,176,988
PayPal Holdings, Inc.	7,966	368,109
Visa, Inc. - Class A	17,647	5,649,510
		11,247,839

Food Products - 0.7%
Archer-Daniels-Midland Co.	8,230	568,199
General Mills, Inc.	10,449	472,608
Hershey Co.	2,627	620,707
McCormick & Co., Inc.	7,315	519,658
Mondelez International, Inc. - Class A	8,710	536,362
Tyson Foods, Inc. - Class A	8,620	560,214
		3,277,748

Gas Utilities - 0.1%
Atmos Energy Corp.	2,826	527,869

Ground Transportation - 1.0%
CSX Corp.	14,037	599,239
JB Hunt Transport Services, Inc.	2,856	666,619
Old Dominion Freight Line, Inc.	3,654	741,945
Uber Technologies, Inc. (a)	17,607	1,327,920
Union Pacific Corp.	4,610	1,221,558
		4,557,281

Health Care - 0.0% (b)
ABIOMED INC (a)(c)	239	0

Health Care Equipment & Services - 0.3%
Medtronic PLC	9,635	940,954
Universal Health Services, Inc. - Class B	1,998	411,788
		1,352,742

Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	14,706	1,711,043
Becton Dickinson & Co.	2,513	443,494
Boston Scientific Corp. (a)	11,542	887,003
Dexcom, Inc. (a)	7,930	582,300
Edwards Lifesciences Corp. (a)	5,647	488,296
IDEXX Laboratories, Inc. (a)	645	423,591
Insulet Corp. (a)	1,499	369,668
Intuitive Surgical, Inc. (a)	2,926	1,473,270
ResMed, Inc.	1,914	490,482
STERIS PLC	1,831	462,053
Stryker Corp.	2,975	1,152,694
Zimmer Biomet Holdings, Inc.	5,075	499,583
		8,983,477

Health Care Providers & Services - 0.9%
Elevance Health, Inc.	1,458	466,560
HCA Healthcare, Inc.	1,609	852,287
Quest Diagnostics, Inc.	2,541	538,463
UnitedHealth Group, Inc.	7,779	2,281,348
		4,138,658

Hotels, Restaurants & Leisure - 1.6%
Airbnb, Inc. - Class A (a)	4,125	557,329
Booking Holdings, Inc.	249	1,055,598
Chipotle Mexican Grill, Inc. (a)	14,758	549,293
Darden Restaurants, Inc.	2,742	586,377
Expedia Group, Inc.	1,908	411,537
Hilton Worldwide Holdings, Inc.	1,725	537,820
Las Vegas Sands Corp.	7,258	411,674
McDonald's Corp.	6,124	2,088,651
Starbucks Corp.	8,018	785,924
Yum! Brands, Inc.	3,188	536,094
		7,520,297

Household Durables - 0.4%
DR Horton, Inc.	3,184	510,682
Garmin, Ltd.	2,543	642,947
Lennar Corp. - Class A	3,484	398,430
NVR, Inc. (a)	67	503,692
		2,055,751

Household Products - 1.1%
Church & Dwight Co., Inc.	5,823	610,600
Colgate-Palmolive Co.	6,157	610,405
Kimberly-Clark Corp.	4,629	515,856
Procter & Gamble Co.	21,342	3,568,382
		5,305,243

Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp.	2,879	500,629

Industrial Conglomerates - 0.3%
Honeywell International, Inc.	4,910	1,196,027

Insurance - 1.6%
Allstate Corp.	2,291	491,465
Aon PLC - Class A	1,399	469,322
Arch Capital Group Ltd. (a)	5,220	522,783
Brown & Brown, Inc.	6,102	438,246
Chubb Ltd.	3,051	1,039,964
Cincinnati Financial Corp.	2,898	475,214
Erie Indemnity Co. - Class A	1,655	445,923
Hartford Insurance Group, Inc.	3,553	500,369
Marsh & McLennan Cos., Inc.	3,441	642,572
Progressive Corp.	4,697	1,003,561
Travelers Cos., Inc.	1,659	512,034
Willis Towers Watson PLC	1,522	464,469
WR Berkley Corp.	6,274	449,846
		7,455,768

Interactive Media & Services - 6.4%
Alphabet, Inc. - Class A	68,068	21,220,880
Meta Platforms, Inc. - Class A	14,290	9,262,492
		30,483,372

IT Services - 0.1%
VeriSign, Inc.	1,915	436,505

Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	3,102	376,521
Danaher Corp.	5,666	1,193,486
IQVIA Holdings, Inc. (a)	2,106	376,574
Mettler-Toledo International, Inc. (a)	328	448,274
Thermo Fisher Scientific, Inc.	3,151	1,642,017
Waters Corp. (a)	1,537	490,824
West Pharmaceutical Services, Inc.	1,744	443,569
		4,971,265

Machinery - 2.0%
Caterpillar, Inc.	4,057	3,013,661
Cummins, Inc.	995	580,951
Dover Corp.	2,637	594,643
Fortive Corp.	9,228	546,298
Illinois Tool Works, Inc.	1,970	572,541
Ingersoll Rand, Inc.	6,177	581,503
PACCAR, Inc.	4,662	587,832
Parker-Hannifin Corp.	917	925,418
Pentair PLC	4,628	459,051
Snap-on, Inc.	1,442	555,487
Wabtec Corp.	2,391	631,104
Xylem, Inc.	3,444	446,205
		9,494,694

Materials - 0.5%
Freeport-McMoRan, Inc.	11,918	811,378
Newmont Goldcorp Corp.	7,406	962,780
Nucor Corp.	3,132	553,988
		2,328,146

Media - 0.5%
Comcast Corp. - Class A	26,755	828,335
News Corp. - Class A	19,125	464,546
Omnicom Group, Inc.	6,717	572,893
Trade Desk, Inc. - Class A (a)	12,506	297,893
Versant Media Group, Inc. (a)	1,070	35,652
		2,199,319

Metals & Mining - 0.1%
Steel Dynamics, Inc.	2,959	571,472

Multi-Utilities - 0.4%
Ameren Corp.	4,678	529,924
CMS Energy Corp.	6,572	513,076
DTE Energy Co.	3,606	534,554
NiSource, Inc.	11,378	538,179
		2,115,733

Oil, Gas & Consumable Fuels - 3.3%
Chevron Corp.	18,394	3,435,263
ConocoPhillips	9,517	1,079,799
Coterra Energy, Inc.	18,939	579,344
Devon Energy Corp.	13,686	595,752
Diamondback Energy, Inc.	3,349	582,994
EOG Resources, Inc.	4,648	576,724
EQT Corp.	8,657	531,713
Expand Energy Corp.	4,239	457,473
Exxon Mobil Corp.	40,339	6,151,697
Targa Resources Corp.	2,876	678,161
Texas Pacific Land Corp.	1,722	902,827
		15,571,747

Passenger Airlines - 0.1%
United Airlines Holdings, Inc. (a)	4,949	526,079

Pharmaceuticals - 3.7%
Eli Lilly & Co.	8,598	9,045,010
Johnson & Johnson	22,105	5,491,545
Merck & Co., Inc.	19,898	2,463,770
Zoetis, Inc.	3,804	498,705
		17,499,030

Professional Services - 0.4%
Automatic Data Processing, Inc.	2,930	628,075
Broadridge Financial Solutions, Inc.	2,146	398,877
Leidos Holdings, Inc.	2,560	448,256
Verisk Analytics, Inc.	2,195	455,616
		1,930,824

Real Estate Management & Development - 0.2%
CBRE Group, Inc. - Class A (a)	3,018	445,638
CoStar Group, Inc. (a)	7,160	319,551
		765,189

Semiconductors & Semiconductor Equipment - 13.3%
Advanced Micro Devices, Inc. (a)	15,377	3,078,629
Applied Materials, Inc.	6,186	2,303,048
Broadcom, Inc.	41,457	13,247,584
KLA Corp.	1,048	1,597,728
Lam Research Corp.	9,852	2,304,284
Micron Technology, Inc.	8,878	3,661,021
Monolithic Power Systems, Inc.	547	625,079
NVIDIA Corp.	184,624	32,713,527
NXP Semiconductors NV	2,557	580,465
Qnity Electronics, Inc.	6,228	789,461
QUALCOMM, Inc.	8,848	1,259,601
Teradyne, Inc.	2,938	940,248
		63,100,675

Software - 7.5%
Adobe, Inc. (a)	3,285	862,017
Autodesk, Inc. (a)	1,655	406,915
Cadence Design Systems, Inc. (a)	1,880	566,632
Crowdstrike Holdings, Inc. - Class A (a)	1,966	731,313
Fair Isaac Corp. (a)	274	386,165
Fortinet, Inc. (a)	6,068	479,554
Intuit, Inc.	2,319	948,540
Microsoft Corp.	52,613	20,663,229
Oracle Corp.	29,392	4,273,597
Palantir Technologies, Inc. - Class A (a)	20,969	2,876,737
Roper Technologies, Inc.	1,100	384,703
Salesforce, Inc.	8,038	1,565,722
ServiceNow, Inc. (a)	8,476	915,493
Synopsys, Inc. (a)	1,230	509,220
		35,569,837

Specialty Retail - 1.6%
Home Depot, Inc.	8,590	3,270,385
O'Reilly Automotive, Inc. (a)	5,755	540,280
Ross Stores, Inc.	2,783	572,296
TJX Cos., Inc.	9,073	1,466,741
Tractor Supply Co.	8,972	465,109
Ulta Beauty, Inc. (a)	946	647,811
Williams-Sonoma, Inc.	2,716	558,545
		7,521,167

Technology Hardware, Storage & Peripherals - 6.0%
Apple, Inc.	101,944	26,931,566
NetApp, Inc.	4,381	433,850
Seagate Technology Holdings PLC	1,880	766,739
Super Micro Computer, Inc. (a)	15,197	492,231
		28,624,386

Telecommunication Services - 0.5%
T-Mobile US, Inc.	10,034	2,178,281

Textiles, Apparel & Luxury Goods - 0.3%
Lululemon Athletica, Inc. (a)	2,760	511,069
Nike, Inc. - Class B	10,232	636,226
Ralph Lauren Corp. - Class A	1,345	487,697
		1,634,992

Tobacco - 0.7%
Altria Group, Inc.	12,375	854,370
Philip Morris International, Inc.	13,649	2,550,043
		3,404,413

Trading Companies & Distributors - 0.3%
Fastenal Co.	12,256	564,266
United Rentals, Inc.	603	506,520
WW Grainger, Inc.	523	598,694
		1,669,480

Utilities - 1.5%
American Electric Power Co., Inc.	4,033	539,696
Consolidated Edison, Inc.	4,939	555,736
Duke Energy Corp.	5,738	750,817
Exelon Corp.	10,730	530,813
NextEra Energy, Inc.	17,631	1,653,259
PG&E Corp.	30,944	587,936
Public Service Enterprise Group, Inc.	5,985	515,129
Southern Co.	8,064	785,273
WEC Energy Group, Inc.	4,400	514,624
Xcel Energy, Inc.	6,098	508,329
		6,941,612

Water Utilities - 0.1%
American Water Works Co., Inc.	3,737	508,344
TOTAL COMMON STOCKS (Cost $356,747,043)		423,375,506

EXCHANGE TRADED FUNDS - 8.3%	Shares	Value
Roundhill Magnificent Seven ETF	639,355	39,224,429
TOTAL EXCHANGE TRADED FUNDS (Cost $40,853,508)		39,224,429

REAL ESTATE INVESTMENT TRUSTS - 1.8%	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 0.1%
VICI Properties, Inc.	17,035	514,627

Health Care REITs - 0.3%
Welltower, Inc.	5,361	1,110,370

Industrial REITs - 0.2%
Prologis, Inc.	6,927	987,582

Residential REITs - 0.5%
AvalonBay Communities, Inc.	2,691	476,926
Equity Residential	7,978	504,289
Essex Property Trust, Inc.	1,870	477,056
Invitation Homes, Inc.	17,363	457,342
Mid-America Apartment Communities, Inc.	3,613	483,636
		2,399,249

Retail REITs - 0.1%
Simon Property Group, Inc.	2,628	535,718

Specialized REITs - 0.6%
American Tower Corp.	3,236	620,859
Equinix, Inc.	651	634,243
Extra Space Storage, Inc.	3,680	555,791
Millrose Properties, Inc.	1,191	37,350
Public Storage	1,790	549,637
SBA Communications Corp.	2,519	506,722
		2,904,602
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $8,042,379)		8,452,148

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.6%	Shares	Value
First American Government Obligations Fund - Class X, 3.60% (d)	2,769,241	2,769,241
TOTAL MONEY MARKET FUNDS (Cost $2,769,241)		2,769,241

TOTAL INVESTMENTS - 100.1% (Cost $408,412,171)		473,821,324
Liabilities in Excess of Other Assets - (0.1)%		(323,298)
TOTAL NET ASSETS - 100.0%		$473,498,026

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of February 28, 2026.

(d)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

Horizon Defensive Core Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$423,375,506	$–	$0	$423,375,506
Exchange Traded Funds	39,224,429	–	–	39,224,429
Real Estate Investment Trusts	8,452,148	–	–	8,452,148
Money Market Funds	2,769,241	–	–	2,769,241
Total Investments	$473,821,324	$–	$0	$473,821,324

Refer to the Schedule of Investments for further disaggregation of investment categories.

Fair Value Measurement Using Significant Unobservable Inputs	Level 3
Beginning balance as of November 30, 2025	$0
Ending balance as of February 28, 2026	$0
$0
Change in unrealized appreciation/depreciation still held as of February 28, 2026	$0
0